CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Supplemental information
Cash paid	[2]	$ 289,248	[1]	$ 286,695	$ 172,445
Less: cash and cash equivalents acquired	[2]	(11,075)		(33,004)	(46,075)
Total consideration paid net of cash and cash equivalents acquired	[2]	$ 278,173		$ 253,691	$ 126,370
Number of shares issued under subscription agreement (in shares)	[3]	563,997		403,760	183,145
Amount of shares issued under subscription agreement		$ 118,176		$ 72,926	$ 35,856
Property and equipment, financed with trade payables		1,437		1,741	16,225
Payment for property and equipment		1,741		16,225	10,129
Intangibles assets financed with trade payables		5,886		132	1,984
Payments related to intangible assets acquired		$ 132		$ 1,984	3,662
Hybrido
Number of shares issued under subscription agreement (in shares)		427,557		359,242
Amount of shares issued under subscription agreement		$ 92,581		$ 65,064
Acquisitions from Prior Years
Supplemental information
Total consideration paid net of cash and cash equivalents acquired				422,072
Trade and other payables		$ (26,375)		$ (29,422)	$ (22,468)

[1]	As of December 31, 2023, the Company issued 359,242, common shares for a total amount of 65,064, according to the subscription agreement included in the stock purchase.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[3]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.